Long-term Debt - Debt Maturities table (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Debt Disclosure [Abstract]
2015	$ 89,469
2016	147,470
2017	33,809
2018	35,115
2019	580,961
Thereafter	682,225
Total	$ 1,569,049